Parent Company Condensed Financial Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Condensed Financial Information

23.    PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	–	721,573,493	104,948,512
Dividends receivable	39,691,103	–	–
Other current assets	–	4,117,311	598,838
Total current assets	39,691,103	725,690,804	105,547,350
Non-current assets:
Other assets	–	6,875,561	1,000,009
Investments in subsidiaries	732,245,241	1,129,273,719	164,246,051
TOTAL ASSETS	771,936,344	1,861,840,084	270,793,410
LIABILITIES AND EQUITY
Current liabilities:
Dividends payable	39,691,103	–	–
Amounts due to subsidiaries	–	7,090,700	1,031,300
Total liabilities	39,691,103	7,090,700	1,031,300
Shareholders’ Equity:
Class A ordinary shares (USD0.50 par value per share; 60,000,000 and 400,000,000 shares authorized as of December 31, 2017, 2018; 48,635,252 and 66,789,300 shares issued and outstanding as of December 31, 2017 and 2018)	160,189,926	217,421,867	31,622,699
Class B ordinary shares (USD0.50 par value per share; 200,000,000 and 100,000,000 shares authorized as of December 31, 2017, 2018; 42,716,957 and 34,762,909 shares issued and outstanding as of December 31, 2017 and 2018)	140,696,841	115,534,210	16,803,754
Additional paid-in capital	212,309,734	1,003,026,803	145,884,198
Retained earnings	223,134,889	456,398,812	66,380,454
Accumulated other comprehensive (loss) income	(4,086,149)	62,367,692	9,071,005
Total Shareholders’ Equity	732,245,241	1,854,749,384	269,762,110
TOTAL LIABILITIES AND EQUITY	771,936,344	1,861,840,084	270,793,410

Condensed statements of operations

	As of December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
General and administrative expenses	–	–	(1,307,753)	(190,205)
Interest income	–	–	13,785,679	2,005,044
Share of profit in subsidiaries, net (Note a)	265,973,599	285,400,182	381,626,915	55,505,333
Income before tax and net income	265,973,599	285,400,182	394,104,841	57,320,172
Other comprehensive income, net of tax - Foreign currency translation adjustments	1,875,003	1,317,020	66,453,841	9,665,310
Comprehensive income	267,848,602	286,717,202	460,558,682	66,985,482

23.    PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Continued)

Condensed statements of cash flows

	As of December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Operating activities:
Net income	265,973,599	285,400,182	394,104,841	57,320,172
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	–	–	1,307,753	190,205
Changes in operating assets and liabilities:
Other current assets	–	–	(4,117,311)	(598,838)
Amounts due to subsidiaries	–	–	7,090,700	1,031,300
Share of profit in subsidiaries, net	(265,973,599)	(285,400,182)	(381,626,915)	(55,505,333)
Net cash provided by operating activities		–	16,759,068	2,437,506
Investing activities:
Advances for acquisitions	–	–	(6,875,561)	(1,000,009)
Net cash used in investing activities	–	–	(6,875,561)	(1,000,009)
Financing activities:
Proceeds from issuance of Class A ordinary shares	–	–	837,505,007	121,810,051
Payment for initial public offering costs	–	–	(30,827,578)	(4,483,685)
Distribution to the shareholders (note 1)	(17,956,030)	(579,042,699)	(200,532,021)	(29,166,173)
Dividends from subsidiaries	17,956,030	579,042,699	39,691,103	5,772,832
Net cash generated from financing activities	–	–	645,836,511	93,933,025
Effect of exchange rate changes on cash and cash equivalents	–	–	65,853,475	9,577,990
Net increase in cash and cash equivalents	–	–	721,573,493	104,948,512
Cash and cash equivalents at beginning of the year	–	–	–	–
Cash and cash equivalents at end of the year	–	–	721,573,493	104,948,512

(a) Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10 Investment-Equity Method and Joint Ventures, such investment is presented on the balance sheet as “Investment in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries” on the statements of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.